Inventory and work in process	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Note 5 Inventory and work in process

The company records inventory at cost and uses the first in first out method to charge inventory to operations.  Work in process consists of costs recovered and revenue earned on projects on a percentage of completion method for work performed on contracts signed during the year ended December 31, 2014. The total of inventory and work in process was $49,245 and $38,375 as of December 31, 2014 and 2013, respectively.